Note 9 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	9 Months Ended
Sep. 30, 2020 $ / shares shares
Unvested (in shares) | shares	23,304
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 6.77
Granted (in shares) | shares
Granted, weighted average grant date fair value (in dollars per share) | $ / shares
Vested (in shares) | shares	(7,729)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.56
Forfeited (in shares) | shares
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares
Unvested (in shares) | shares	15,575
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 5.88